Note 11 - Research and Development (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of Components of Research and Development Expense [Text Block]
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Research and Development excluding salaries	$4,573	$4,860	$3,131
CrystalGenomics Option Fee (a)	-	1,000	-
Salaries	1,451	1,691	1,528
Stock-based compensation	214	247	183
Depreciation of equipment	36	36	23
	$6,274	$7,834	$4,865